Financial Instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Financial instruments

Note 6. Financial instruments

The classification of financial instruments is presented in the following table. There are no financial instruments classified in categories other than those reported:

	Classification	Level	June 30, 2026	December 31, 2025
Financial liabilities:
Derivative warrants (note 12)	FVTPL	Level 1	7,375	9,475
Exposure premium - debentures	FVTPL	Level 3	2,940	2,940
Deferred consideration on acquisitions (note 5)	Amortized cost		293,796	277,348
Loans and financing	Amortized cost		507	758
Debentures (note 10)	Amortized cost		2,795	10,376
Loans from investors (note 9)	Amortized cost		62,002	52,707

Gains and losses on financial instruments that are measured at FVTPL are recognized as financial income or expense in the statement of profit or loss for the period. The carrying amount of the Group’s financial assets approximates fair value as of June 30, 2026, and December 31, 2025.

Financial risk management

Liquidity risk

Liquidity risk is the risk in which the Group will encounter difficulties in complying with the obligations associated with its financial liabilities that are settled with cash payments or other financial assets. The approach of the Group in liquidity management is to ensure, as much as possible, that it always has sufficient liquidity to meet its obligations, under normal conditions, without causing unacceptable losses or with the risk of harming the Group’s reputation. The Group does not expect the timing of occurrence of the cash flows estimated through the maturity date analysis will be significantly earlier, nor expect the actual cash flow amounts will be significantly different, although actual payments may vary depending on market conditions and the Group’s future performance. The table below analyzes the Group’s financial liabilities by maturity ranges corresponding to the remaining period between the balance sheet date and the contractual maturity date.

	June 30, 2026
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	54,758	-	54,758
Loans and financing	417	90	507
Debentures	2,795	-	2,795
Deferred and contingent consideration	293,796	-	293,796
Loans from investors	25,066	36,936	62,002
Lease liabilities	892	1,042	1,934
Total	377,724	38,068	415,792

	December 31, 2025
	Less than 1 year	1 to 3 years	Total Liabilities
Accounts payable to suppliers	56,895	-	56,895
Other liabilities	841	-	841
Loans and financing	569	189	758
Debentures	10,376	-	10,376
Deferred and contingent consideration	277,348	-	277,348
Loans from investors	24,310	28,397	52,707
Lease liabilities	1,003	1,154	2,157
Total	371,342	29,740	401,082